Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Future Operating Lease Payments
At September 30, 2016, minimum future operating lease payments in excess of one year are presented in the table below as follows:

Minimum future operating lease payments:
2017	$8,659
2018	10,002
2019	6,873
2020	6,306
2021	5,368
2022 and thereafter	14,097
Total	$51,305